Annual Total Returns - BLACKROCK LIFEPATH INDEX 2035 FUND (Class K) [BarChart] - Class K - BLACKROCK LIFEPATH INDEX 2035 FUND - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	14.07%
Annual Return 2013	17.02%
Annual Return 2014	6.82%
Annual Return 2015	(0.56%)
Annual Return 2016	7.74%
Annual Return 2017	18.29%
Annual Return 2018	(6.36%)
Annual Return 2019	23.08%
Annual Return 2020	13.72%